Non-controlling interest	12 Months Ended
Dec. 31, 2017
Non-controlling interest [Abstract]
Non-controlling interest
17.	Non-controlling interest

Non-controlling interest includes the interest owned by a shareholder of the Company in a subsidiary of the consolidated VIE.

In February 2010, Shenzhen Xunlei set up a new subsidiary named Xunlei Games Development (Shenzhen) Co., Ltd. (“Xunlei Games”) and holds 70% of its equity interest. A shareholder of the Company contributed RMB 3,000,000 (equivalent to USD 439,000) and holds 30% equity interest in Xunlei Games, which was accounted for as a non-controlling interest of the Group.